Subsidiaries and Non-controlling Interests - Summary of Significant Subsidiaries within the Group (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INDONESIA | PT Bumi Cakrawala Perkasa [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	PT Bumi Cakrawala Perkasa
Country of incorporation/ operation/ Principal place of business	Indonesia
Ownership interests held by the Group	82.80%	82.80%
Grab Holdings Inc [Member] | CAYMAN ISLANDS
Disclosure of subsidiaries [line items]
Name of subsidiaries	Grab Holdings Inc.
Country of incorporation/ operation/ Principal place of business	Cayman
Ownership interests held by the Group	100.00%	100.00%
Grab Inc. [Member] | CAYMAN ISLANDS
Disclosure of subsidiaries [line items]
Name of subsidiaries	Grab Inc.
Country of incorporation/ operation/ Principal place of business	Cayman
Ownership interests held by the Group	100.00%	100.00%
A2G Holdings Inc. [Member] | CAYMAN ISLANDS
Disclosure of subsidiaries [line items]
Name of subsidiaries	A2G Holdings Inc.
Country of incorporation/ operation/ Principal place of business	Cayman
Ownership interests held by the Group	100.00%	100.00%
A6 Holdings Inc. [Member] | CAYMAN ISLANDS
Disclosure of subsidiaries [line items]
Name of subsidiaries	A6 Holdings Inc.
Country of incorporation/ operation/ Principal place of business	Cayman
Ownership interests held by the Group	100.00%	100.00%
GrabCar Pte. Ltd. [Member] | SINGAPORE
Disclosure of subsidiaries [line items]
Name of subsidiaries	GrabCar Pte. Ltd.
Country of incorporation/ operation/ Principal place of business	Singapore
Ownership interests held by the Group	100.00%	100.00%